Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited)

September 30, 2023

	Shares/ Principal	Fair Value
Common Stocks - 98.4%
Aerospace & Defense - 2.7%
General Dynamics Corp.	7,217	$1,594,740
Lockheed Martin Corp.	4,592	1,877,944
Northrop Grumman Corp.	1,535	675,692
RTX Corp.	2,815	202,596
Textron, Inc.	18,875	1,474,892
		5,825,864
Air Freight & Logistics - 0.3%
FedEx Corp.	1,984	525,601

Automobiles - 1.8%
Ford Motor Co.	119,046	1,478,552
General Motors Co.	73,558	2,425,207
		3,903,759
Banks - 5.0%
Bank of America Corp.	102,158	2,797,086
Citigroup, Inc.	46,969	1,931,835
Columbia Banking System, Inc.	4,999	101,479
JPMorgan Chase & Co.	19,549	2,834,996
KeyCorp	135,842	1,461,660
Synovus Financial Corp.	6,101	169,608
US Bancorp	9,845	325,476
Wells Fargo & Co.	26,170	1,069,306
		10,691,446
Beverages - 2.6%
Coca-Cola Co. (The)	49,217	2,755,168
PepsiCo, Inc.	15,948	2,702,229
		5,457,397
Biotechnology - 3.4%
AbbVie, Inc.	305	45,463
Amgen, Inc.	8,908	2,394,114
Biogen, Inc. *	165	42,407
Exelixis, Inc. *	36,955	807,467
Gilead Sciences, Inc.	15,723	1,178,282
Horizon Therapeutics PLC *	186	21,518
Incyte Corp. *	26,064	1,505,717
Neurocrine Biosciences, Inc. *	698	78,525
RayzeBio, Inc. *	67	1,487
Regeneron Pharmaceuticals, Inc. *	1,474	1,213,043
United Therapeutics Corp. *	126	28,460
		7,316,483
Broadline Retail - 0.7%
Amazon.com, Inc. *	10,749	1,366,413
eBay, Inc.	3,726	164,279
Macy's, Inc.	2,963	34,401
		1,565,093
Building Products - 1.4%
A O Smith Corp.	11,718	774,911
Builders FirstSource, Inc. *	3,537	440,321
Johnson Controls International PLC	5,647	300,477
Owens Corning	5,640	769,353
Trane Technologies PLC	2,832	574,641

	Shares/ Principal	Fair Value

Building Products (continued)
UFP Industries, Inc.	345	$35,328
		2,895,031
Capital Markets - 3.8%
Affiliated Managers Group, Inc.	3,286	428,297
Bank of New York Mellon Corp. (The)	39,275	1,675,079
Invesco Ltd.	34,641	502,987
Moody's Corp.	6,033	1,907,454
Nasdaq, Inc.	40,487	1,967,263
S&P Global, Inc.	4,209	1,538,011
		8,019,091
Chemicals - 2.9%
Air Products and Chemicals, Inc.	1,048	297,003
Ecolab, Inc.	11,228	1,902,023
Huntsman Corp.	8,120	198,128
LyondellBasell Industries NV, Class A	16,898	1,600,241
Mosaic Co. (The)	4,525	161,090
PPG Industries, Inc.	890	115,522
Sherwin-Williams Co. (The)	5,220	1,331,361
Westlake Corp.	4,848	604,400
		6,209,768
Commercial Services & Supplies - 0.8%
Cintas Corp.	2,298	1,105,361
Republic Services, Inc.	4,297	612,365
		1,717,726
Communications Equipment - 0.6%
Cisco Systems, Inc.	11,940	641,894
Juniper Networks, Inc.	21,650	601,654
		1,243,548
Construction & Engineering - 1.5%
AECOM	13,629	1,131,752
EMCOR Group, Inc.	3,422	719,955
Valmont Industries, Inc.	5,847	1,404,508
		3,256,215
Construction Materials - 0.8%
Vulcan Materials Co.	8,372	1,691,311

Consumer Staples Distribution & Retail - 2.4%
Sysco Corp.	8,891	587,251
US Foods Holding Corp. *	4,161	165,192
Walmart, Inc.	27,453	4,390,558
		5,143,001
Containers & Packaging - 0.2%
AptarGroup, Inc.	2,997	374,745

Diversified Telecommunication Services - 0.8%
AT&T, Inc.	65,501	983,825
Verizon Communications, Inc.	20,070	650,469
		1,634,294

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value

Electric Utilities - 2.1%
Entergy Corp.	2,881	$266,492
Evergy, Inc.	22,813	1,156,619
IDACORP, Inc.	1,855	173,721
OGE Energy Corp.	15,621	520,648
Portland General Electric Co.	2,614	105,815
PPL Corp.	84,730	1,996,239
Xcel Energy, Inc.	3,761	215,204
		4,434,738
Electrical Equipment - 0.6%
AMETEK, Inc.	8,914	1,317,133
Emerson Electric Co.	444	42,877
		1,360,010
Electronic Equipment, Instruments & Components - 1.1%
Flex Ltd. *	12,019	324,273
TE Connectivity Ltd.	15,491	1,913,603
		2,237,876
Entertainment - 0.7%
Electronic Arts, Inc.	8,847	1,065,179
Playtika Holding Corp. *	32,434	312,339
Warner Bros Discovery, Inc. *	7,337	79,680
		1,457,198
Financial Services - 4.8%
Berkshire Hathaway, Inc., Class B *	15,265	5,347,330
Block, Inc. *	22,685	1,004,038
Euronet Worldwide, Inc. *	2,234	177,335
Fidelity National Information Services, Inc.	10,674	589,952
Mastercard, Inc., Class A	4,759	1,884,136
StoneCo Ltd., Class A *	5,744	61,288
Visa, Inc., Class A	4,848	1,115,088
		10,179,167
Food Products - 1.7%
Archer-Daniels-Midland Co.	24,470	1,845,527
General Mills, Inc.	2,894	185,187
Hershey Co. (The)	7,856	1,571,829
J M Smucker Co. (The)	479	58,874
		3,661,417
Gas Utilities - 0.1%
New Jersey Resources Corp.	4,041	164,186

Ground Transportation - 0.4%
CSX Corp.	1,565	48,124
Norfolk Southern Corp.	2,138	421,036
Ryder System, Inc.	567	60,640
Saia, Inc. *	75	29,899
Schneider National, Inc., Class B	8,723	241,540
		801,239
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	17,354	1,680,735
Boston Scientific Corp. *	27,391	1,446,245

	Shares/ Principal	Fair Value

Health Care Equipment & Supplies (continued)
Enovis Corp. *	2,498	$131,720
Medtronic PLC	23,159	1,814,739
ResMed, Inc.	1,466	216,777
Stryker Corp.	9,541	2,607,269
		7,897,485
Health Care Providers & Services - 3.1%
Cigna Corp. (The)	356	101,841
CVS Health Corp.	18,398	1,284,548
Elevance Health, Inc.	6,538	2,846,776
Ensign Group, Inc. (The)	2,602	241,804
HCA Healthcare, Inc.	5,262	1,294,347
Humana, Inc.	329	160,065
McKesson Corp.	201	87,405
Tenet Healthcare Corp. *	3,035	199,976
UnitedHealth Group, Inc.	837	422,007
		6,638,769
Health Care Technology - 0.2%
Teladoc Health, Inc. *	25,724	478,209

Hotel & Resort REITs - 0.2%
Park Hotels & Resorts, Inc.	29,324	361,272

Hotels, Restaurants & Leisure - 0.9%
Boyd Gaming Corp.	9,055	550,815
McDonald's Corp.	2,763	727,885
Royal Caribbean Cruises Ltd. *	1,979	182,345
Travel + Leisure Co.	9,338	342,985
		1,804,030
Household Durables - 1.0%
DR Horton, Inc.	5,926	636,867
Leggett & Platt, Inc.	38,243	971,755
Lennar Corp., Class A	341	38,270
Mohawk Industries, Inc. *	400	34,324
Toll Brothers, Inc.	6,644	491,390
		2,172,606
Household Products - 1.7%
Colgate-Palmolive Co.	7,511	534,107
Kimberly-Clark Corp.	15,203	1,837,283
Procter & Gamble Co. (The)	8,840	1,289,402
		3,660,792
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp. (The)	43,234	657,157
Brookfield Renewable Corp., Class A	4,062	97,244
		754,401
Industrial Conglomerates - 1.3%
Honeywell International, Inc.	14,438	2,667,276

Insurance - 5.8%
Allstate Corp. (The)	2,527	281,533
Chubb Ltd.	4,687	975,740

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value

Insurance (continued)
Everest Group Ltd.	2,117	$786,825
Hartford Financial Services Group, Inc. (The)	14,108	1,000,398
Marsh & McLennan Cos., Inc.	5,911	1,124,863
MetLife, Inc.	36,539	2,298,669
Prudential Financial, Inc.	16,049	1,522,890
Reinsurance Group of America, Inc.	10,184	1,478,615
Travelers Cos., Inc. (The)	13,772	2,249,105
W R Berkley Corp.	9,792	621,694
		12,340,332
Interactive Media & Services - 1.4%
Alphabet, Inc., Class A *	14,308	1,872,345
Meta Platforms, Inc., Class A *	3,701	1,111,077
		2,983,422
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	10,645	1,190,324

Machinery - 4.0%
Cummins, Inc.	2,521	575,948
Flowserve Corp.	5,261	209,230
Graco, Inc.	5,541	403,828
Illinois Tool Works, Inc.	3,995	920,089
Oshkosh Corp.	17,780	1,696,745
Otis Worldwide Corp.	7,885	633,244
Parker-Hannifin Corp.	191	74,398
Snap-on, Inc.	6,855	1,748,436
Timken Co. (The)	11,416	838,962
Xylem, Inc.	15,663	1,425,803
		8,526,683
Marine Transportation - 0.0%†
Kirby Corp. *	715	59,202

Media - 2.6%
Comcast Corp., Class A	62,109	2,753,913
Fox Corp., Class A	59,565	1,858,428
Fox Corp., Class B	1,853	53,514
Liberty Media Corp-Liberty SiriusXM *	27,906	710,487
Liberty Media Corp-Liberty SiriusXM, Class A *	637	16,212
Paramount Global, Class B	17,556	226,472
		5,619,026
Metals & Mining - 0.4%
Alcoa Corp.	11,037	320,735
Steel Dynamics, Inc.	4,002	429,095
		749,830
Multi-Utilities - 1.3%
Black Hills Corp.	1,140	57,673
CMS Energy Corp.	24,120	1,281,013
DTE Energy Co.	14,247	1,414,442
		2,753,128
Office REITs - 0.2%
Alexandria Real Estate Equities, Inc.	3,241	324,424

	Shares/ Principal	Fair Value

Office REITs (continued)
Kilroy Realty Corp.	2,318	$73,272
		397,696
Oil, Gas & Consumable Fuels - 8.5%
Chevron Corp.	22,826	3,848,920
ConocoPhillips	23,293	2,790,501
Devon Energy Corp.	24,727	1,179,478
EOG Resources, Inc.	6,026	763,856
Exxon Mobil Corp.	32,574	3,830,051
Marathon Oil Corp.	17,697	473,395
Marathon Petroleum Corp.	3,412	516,372
Pioneer Natural Resources Co.	7,034	1,614,655
Targa Resources Corp.	6,144	526,663
Valero Energy Corp.	12,792	1,812,754
Williams Cos., Inc. (The)	19,952	672,183
		18,028,828
Passenger Airlines - 0.1%
JetBlue Airways Corp. *	17,743	81,618
United Airlines Holdings, Inc. *	5,233	221,356
		302,974
Personal Care Products - 0.0%†
Oddity Tech Ltd., Class A *	723	20,497

Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	52,872	3,068,691
Johnson & Johnson	21,919	3,413,884
Merck & Co., Inc.	8,049	828,645
Perrigo Co. PLC	7,230	230,998
Pfizer, Inc.	50,928	1,689,282
		9,231,500
Real Estate Management & Development - 0.0%†
Zillow Group, Inc., Class A *	685	30,681

Residential REITs - 1.8%
AvalonBay Communities, Inc.	1,350	231,849
Camden Property Trust	19,698	1,863,037
Equity Residential	29,561	1,735,526
		3,830,412
Retail REITs - 1.0%
Kimco Realty Corp.	56,703	997,406
Simon Property Group, Inc.	10,095	1,090,563
		2,087,969
Semiconductors & Semiconductor Equipment - 4.0%
Applied Materials, Inc.	12,611	1,745,993
ARM Holdings PLC, ADR *	4,104	219,646
Intel Corp.	69,527	2,471,685
Lam Research Corp.	881	552,184
MaxLinear, Inc. *	1,939	43,143
Micron Technology, Inc.	8,575	583,357
NVIDIA Corp.	3,907	1,699,506
NXP Semiconductors NV	527	105,358

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value

Semiconductors & Semiconductor Equipment (continued)
Qorvo, Inc. *	1,045	$99,766
QUALCOMM, Inc.	9,075	1,007,870
		8,528,508
Software - 2.5%
Adobe, Inc. *	635	323,786
Cadence Design Systems, Inc. *	544	127,459
Fortinet, Inc. *	3,368	197,634
Klaviyo, Inc., Class A *	1,184	40,848
Manhattan Associates, Inc. *	8,252	1,631,090
Microsoft Corp.	6,041	1,907,446
NCR Corp. *	3,114	83,985
Oracle Corp.	519	54,972
RingCentral, Inc., Class A *	2,551	75,586
Salesforce, Inc. *	2,683	544,059
Teradata Corp. *	3,728	167,835
Zoom Video Communications, Inc., Class A *	658	46,021
		5,200,721
Specialized REITs - 0.4%
SBA Communications Corp., Class A	4,291	858,930
VICI Properties, Inc.	2,011	58,520
		917,450
Specialty Retail - 0.8%
AutoNation, Inc. *	1,204	182,286
Best Buy Co., Inc.	3,228	224,249
Penske Automotive Group, Inc.	2,572	429,678
TJX Cos., Inc. (The)	10,362	920,975
		1,757,188
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	5,763	986,683
Dell Technologies, Inc., Class C	5,757	396,657
Hewlett Packard Enterprise Co.	121,918	2,117,716
HP, Inc.	7,309	187,841
		3,688,897
Textiles, Apparel & Luxury Goods - 0.6%
Lululemon Athletica, Inc. *	1,590	613,120
Skechers USA, Inc., Class A *	12,119	593,225
Under Armour, Inc., Class C *	2,143	13,672
		1,220,017
Trading Companies & Distributors - 0.7%
WW Grainger, Inc.	2,027	1,402,360

Total Common Stocks
(Cost - $199,082,226)		209,068,689

	Shares/ Principal	Fair Value
Short-Term Investments - 1.5%
Money Market Funds - 1.5%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.23%(a) (Cost - $3,097,948)	3,097,948	$3,097,948

Total Investments - 99.9%
(Cost - $202,180,174)		$212,166,637
Other Assets Less Liabilities - Net 0.1%		277,900
Total Net Assets - 100.0%		$212,444,537

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

ADR	-	American Depositary Receipt
PLC	-	Public Limited Company

REIT	-	Real Estate Investment Trust

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	16	12/15/2023	$3,460,400	$(150,875)